Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate Investments [Abstract]
Purchases of communities
For the year ended December 31, 2010, the Company purchased eleven communities for approximately $456.3 million, consisting of the following communities ($ in thousands):

Communities	Purchase Price	Units	Quarter Acquired
416 @ Broadway	$43,000	115	Q4 2010
Anavia	80,600	250	Q4 2010
Santee Court	31,100	165	Q4 2010
Courtyard off Main	30,000	110	Q4 2010
Corbella at Juanita Bay	23,400	169	Q4 2010
Allegro	29,850	97	Q4 2010
101 San Fernando	64,100	323	Q3 2010
The Commons	42,500	264	Q3 2010
Bella Villagio	54,000	231	Q3 2010
Muse	39,100	152	Q3 2010
Elevation	18,600	156	Q2 2010
Total 2010 purchases	$456,250	2,032

Investments in Joint Ventures Accounted for under the Equity Method and Preferred Stock Accounted for under the Cost Method
The carrying values of the Company's co-investments as of December 31, 2011 and 2010 are as follows ($ in thousands):

	2011	2010
Investments in joint ventures accounted for under the equity method of accounting:

Membership interest in Wesco I	$75,588	$-
Partnership interest in Fund II	64,294	66,000
Membership interest in a limited liability company that owns
Essex Skyline at MacArthur Place	24,063	29,187
Total operating co-investments	163,945	95,187

Membership interests in limited liability companies that own and are developing Cadence and West Dublin	62,897	-
Membership interest in a limited liability company that owns and is developing Queen Anne	17,981	-
Membership interests in limited liability companies that own and are developing Fountain at La Brea and Santa Monica at La Brea	15,194	-
Total development co-investments	96,072	-

Membership interest in Wesco II that owns a preferred equity interest in Park Merced with a perferred return of 10.1%	88,075	-
Preferred interests in limited liability companies that own apartment communities in downtown Los Angeles with preferred returns of 9% and 10%	22,792	-
Preferred interest in a related limited liability company that owns
Madison Park at Anaheim with a preferred return of 13%	12,528	12,014
Total preferred interest investments	123,395	12,014

Investments accounted for under the cost method of accounting:
Series A and B-2 Preferred Stock interests in Multifamily Technology Solutions, Inc.	-	639
Total co-investments	$383,412	$107,840

Combined Financial Information of Co-investments Accounted for under the Equity Method
The combined summarized financial information of co-investments, which are accounted for under the equity method, is as follows ($ in thousands):

	December 31,
	2011	2010
Balance Sheets:
Rental properties and real estate under development	$1,659,078	$750,808
Other assets	63,847	15,864
Total assets	$1,722,925	$766,672

Debt	$900,095	$450,693
Other liabilities	48,518	7,076
Equity	774,312	308,903
Total liabilities and partners' equity	$1,722,925	$766,672

Company's share of equity	$383,412	$107,201

	Years ended
	December 31,
	2011	2010	2009
Statements of operations:
Property revenues	$106,386	$54,699	$47,201
Property operating expenses	(43,066)	(24,098)	(18,450)
Net operating income	63,320	30,601	28,751

Interest expense	(27,843)	(13,619)	(10,805)
General and administrative	(1,748)	(709)	(294)
Depreciation and amortization	(44,412)	(20,850)	(15,656)
Net (loss) income	$(10,683)	$(4,577)	$1,996

Company's share of net (loss) income	$(467)	$(1,715)	$670